AURORA 10Q - COMMITMENTS AND CONTINGENCIES - Pre-Closing Bridge Notes and Litigation Matters (Details)			6 Months Ended	12 Months Ended
	Nov. 02, 2021 USD ($)	Feb. 11, 2021 USD ($)	Jun. 30, 2023 USD ($) item	Dec. 31, 2022 letter lawsuit	Dec. 31, 2023 USD ($)	Sep. 30, 2023 USD ($)	Feb. 07, 2023 USD ($)	Oct. 27, 2021
Better HoldCo, Inc. | Class B ordinary shares | Subsequent event
COMMITMENTS AND CONTINGENCIES
Amount of pre-money equity valuation			$ 6,900,000,000
Aurora Acquisition Corp
COMMITMENTS AND CONTINGENCIES
Percentage of holders under lockup provisions			1.00%	1.00%				1.00%
Lockup period for transfer of shares post merger			6 months	6 months
Number of demand letters received			2	2
Number of lawsuits filed			0	0
Aurora Acquisition Corp | Series D Preferred Stock | Subsequent event
COMMITMENTS AND CONTINGENCIES
Percent of discount			50.00%		50.00%	50.00%
Aurora Acquisition Corp | Better HoldCo, Inc. | Subsequent event
COMMITMENTS AND CONTINGENCIES
Percent of discount			75.00%
Amount of pre-money equity valuation			$ 6,900,000,000
Aurora Acquisition Corp | Better HoldCo, Inc. | Subsequent event | Common Stock
COMMITMENTS AND CONTINGENCIES
Percent of discount			75.00%
Amount of pre-money equity valuation			$ 6,900,000,000		$ 6,900,000,000	$ 6,900,000,000
Aurora Acquisition Corp | Better HoldCo, Inc. | Class B ordinary shares | Subsequent event
COMMITMENTS AND CONTINGENCIES
Percent of discount			75.00%		75.00%	75.00%	75.00%
Amount of pre-money equity valuation						$ 6,900,000,000	$ 6,900,000,000
Aurora Acquisition Corp | Better HoldCo, Inc. | Class B ordinary shares | Subsequent event | Common Stock
COMMITMENTS AND CONTINGENCIES
Amount of pre-money equity valuation			$ 6,900,000,000			$ 6,900,000,000
Bridge Note Purchase Agreement | Sponsor
COMMITMENTS AND CONTINGENCIES
Bridge notes purchased	$ 100,000,000
Bridge Note Purchase Agreement | SB Northstar LP
COMMITMENTS AND CONTINGENCIES
Bridge notes purchased	650,000,000
Bridge Note Purchase Agreement | Better HoldCo, Inc.
COMMITMENTS AND CONTINGENCIES
Bridge notes issued	$ 750,000,000	$ 750,000,000
Conversion rate of bridge notes into Better Class A common stock	1
Consideration amount per one share	$ 10
Bridge Note Purchase Agreement | Aurora Acquisition Corp | Sponsor
COMMITMENTS AND CONTINGENCIES
Bridge notes purchased	100,000,000	100,000,000
Bridge Note Purchase Agreement | Aurora Acquisition Corp | SB Northstar LP
COMMITMENTS AND CONTINGENCIES
Bridge notes purchased	$ 650,000,000	$ 650,000,000
Bridge Note Purchase Agreement | Aurora Acquisition Corp | Better HoldCo, Inc.
COMMITMENTS AND CONTINGENCIES
Conversion rate of bridge notes into Better Class A common stock		1
Consideration amount per one share		$ 10